Prospectus Supplement

John Hancock Funds II (the Trust)

Health Sciences Fund (the fund)

Supplement dated March 24, 2022 to the current prospectus, as may be supplemented (the Prospectus)

At its meeting held on March 22–24, 2022, the Trust’s Board of Trustees approved a reduction in the fund’s management fee schedule to be retroactively effective as of February 1, 2022 (Effective Date).

In connection with the change described above, the Prospectus is hereby amended as follows to reflect the fund’s management fee schedule effective as of the Effective Date:

1.	The “Annual fund operating expenses” table and the “Expense example” table under “Fees and expenses” in the “Fund summary” section are amended and restated as follows:
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.90
Other expenses	0.06
Total annual fund operating expenses	0.96
Contractual expense reimbursement[2]	–0.01
Total annual fund operating expenses after expense reimbursements	0.95

1	“Management fee” has been restated to reflect the contractual management fee schedule effective February 1, 2022.
2	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	NAV
1 year	97
3 years	305
5 years	530
10 years	1,177

2.	The row related to the fund within the table regarding the fund’s management fee schedule in “Appendix A: Schedule of Management Fees” is amended and restated as follows:

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Fund	APR	Advisory Fee Breakpoint
Health Sciences Fund	1.050% 1.000% 0.950% 0.950% 0.900% 0.900%

— first $500 million;

— next $250 million;

— excess over $750 million*;

— next $250 million;

— next $500 million; and

— excess over $1.5 billion.**†

*When Aggregate Net Assets exceed

$750 million on any day, the annual rate

of advisory fee for that day is 0.950%

on all assets.

**When Aggregate Net Assets exceed

$1.5 billion on any day, the annual rate

of advisory fee for that day is 0.900%

on all assets.

†The fee schedule above became effective

February 1, 2022.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

Prospectus Supplement

John Hancock Funds II (the Trust)

Mid Value Fund (the fund)

Supplement dated March 24, 2022 to the current prospectus, as may be supplemented (the Prospectus)

At its meeting held on March 22–24, 2022, the Trust’s Board of Trustees approved a reduction in the fund’s management fee schedule to be retroactively effective as of February 1, 2022 (Effective Date).

In connection with the change described above, the Prospectus is hereby amended as follows to reflect the fund’s management fee schedule effective as of the Effective Date:

1.	The “Annual fund operating expenses” table and the “Expense example table” under “Fees and expenses” in the “Fund summary” section are amended and restated as follows:
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.88
Other expenses	0.04
Total annual fund operating expenses	0.92
Contractual expense reimbursement[2]	–0.01
Total annual fund operating expenses after expense reimbursements	0.91

1	“Management fee” has been restated to reflect the contractual management fee schedule effective February 1, 2022.
2	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	NAV
1 year	93
3 years	292
5 years	508
10 years	1,130

2.	The row related to the fund within the table regarding the fund’s management fee schedule in “Appendix A: Schedule of Management Fees” is amended and restated as follows:
Fund	APR	Advisory Fee Breakpoint
Mid Value Fund	0.950% 0.875%

— first $1 billion; and

— excess over $1 billion.*†

*When Aggregate Net Assets exceed

$1 billion on any day, the annual rate

of advisory fee for that day is 0.875%

on all assets.

†The fee schedule above became

effective February 1, 2022.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.